RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - FAIR VALUE OF DERIVATIVES (Details) - CAD CAD in Millions	Jun. 30, 2016	Dec. 31, 2015
Fair Value of Derivatives
Total net financial asset/(liability)	CAD (4,879)	CAD (4,748)
Foreign Exchange Risk
Fair Value of Derivatives
Total net financial asset/(liability)	(2,697)	(3,782)
Interest rate contracts
Fair Value of Derivatives
Total net financial asset/(liability)	(2,118)	(1,173)
Commodity contracts
Fair Value of Derivatives
Total net financial asset/(liability)	(61)	228
Other contracts
Fair Value of Derivatives
Total net financial asset/(liability)	(3)	(21)
Total Gross Derivative Instruments
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments	607	791
Long-term derivative assets, Total Gross Derivative Instruments	206	373
Current derivative liabilities, Total Gross Derivative Instruments	(2,178)	(1,945)
Long-term derivative liabilities, Total Gross Derivative Instruments	(3,514)	(3,950)
Total net financial asset/(liability)	(4,879)	(4,731)
Total Gross Derivative Instruments | Foreign Exchange Risk
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments	97	10
Long-term derivative assets, Total Gross Derivative Instruments	90	128
Current derivative liabilities, Total Gross Derivative Instruments	(754)	(872)
Long-term derivative liabilities, Total Gross Derivative Instruments	(2,130)	(3,048)
Total net financial asset/(liability)	(2,697)	(3,782)
Total Gross Derivative Instruments | Interest rate contracts
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments	1	2
Long-term derivative assets, Total Gross Derivative Instruments		18
Current derivative liabilities, Total Gross Derivative Instruments	(946)	(564)
Long-term derivative liabilities, Total Gross Derivative Instruments	(1,173)	(629)
Total net financial asset/(liability)	(2,118)	(1,173)
Total Gross Derivative Instruments | Commodity contracts
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments	506	779
Long-term derivative assets, Total Gross Derivative Instruments	116	227
Current derivative liabilities, Total Gross Derivative Instruments	(477)	(501)
Long-term derivative liabilities, Total Gross Derivative Instruments	(206)	(260)
Total net financial asset/(liability)	(61)	245
Total Gross Derivative Instruments | Other contracts
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments	3
Current derivative liabilities, Total Gross Derivative Instruments	(1)	(8)
Long-term derivative liabilities, Total Gross Derivative Instruments	(5)	(13)
Total net financial asset/(liability)	(3)	(21)
Level 1
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments	3	14
Current derivative liabilities, Total Gross Derivative Instruments	(3)	(3)
Total net financial asset/(liability)		11
Level 1 | Commodity contracts
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments	3	14
Current derivative liabilities, Total Gross Derivative Instruments	(3)	(3)
Total net financial asset/(liability)		11
Level 2
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments	220	222
Long-term derivative assets, Total Gross Derivative Instruments	178	267
Current derivative liabilities, Total Gross Derivative Instruments	(1,779)	(1,574)
Long-term derivative liabilities, Total Gross Derivative Instruments	(3,322)	(3,711)
Total net financial asset/(liability)	(4,703)	(4,796)
Level 2 | Foreign Exchange Risk
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments	97	10
Long-term derivative assets, Total Gross Derivative Instruments	90	128
Current derivative liabilities, Total Gross Derivative Instruments	(754)	(872)
Long-term derivative liabilities, Total Gross Derivative Instruments	(2,130)	(3,048)
Total net financial asset/(liability)	(2,697)	(3,782)
Level 2 | Interest rate contracts
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments	1	2
Long-term derivative assets, Total Gross Derivative Instruments		18
Current derivative liabilities, Total Gross Derivative Instruments	(946)	(564)
Long-term derivative liabilities, Total Gross Derivative Instruments	(1,173)	(629)
Total net financial asset/(liability)	(2,118)	(1,173)
Level 2 | Commodity contracts
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments	119	210
Long-term derivative assets, Total Gross Derivative Instruments	88	121
Current derivative liabilities, Total Gross Derivative Instruments	(78)	(130)
Long-term derivative liabilities, Total Gross Derivative Instruments	(14)	(21)
Total net financial asset/(liability)	115	180
Level 2 | Other contracts
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments	3
Current derivative liabilities, Total Gross Derivative Instruments	(1)	(8)
Long-term derivative liabilities, Total Gross Derivative Instruments	(5)	(13)
Total net financial asset/(liability)	(3)	(21)
Level 3
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments	384	555
Long-term derivative assets, Total Gross Derivative Instruments	28	106
Current derivative liabilities, Total Gross Derivative Instruments	(396)	(368)
Long-term derivative liabilities, Total Gross Derivative Instruments	(192)	(239)
Total net financial asset/(liability)	(176)	54
Level 3 | Commodity contracts
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments	384	555
Long-term derivative assets, Total Gross Derivative Instruments	28	106
Current derivative liabilities, Total Gross Derivative Instruments	(396)	(368)
Long-term derivative liabilities, Total Gross Derivative Instruments	(192)	(239)
Total net financial asset/(liability)	CAD (176)	CAD 54